UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4723

DREYFUS TREASURY CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Treasury Cash Management
Statement Of Investments
10/31/2004 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 47.4%	Purchase (%)	Amount ($)	Value ($)

11/18/2004	1.68	850,000,000	849,325,667
2/10/2005	1.70	500,600,000	498,232,072
2/17/2005	1.70	50,000,000	49,746,500
3/17/2005	1.85	100,000,000	99,308,667
3/24/2005	1.90	250,000,000	248,127,594
4/21/2005	2.00	300,000,000	297,178,500
Total U.S. Treasury Bills
(cost $2,041,919,000)			2,041,919,000

U.S. Treasury Notes - 11.9%

7.875%, 11/15/2004	1.58	118,841,000	119,120,599
10.375%, 11/15/2004	1.77	76,000,000	76,245,156
11.625%, 11/15/2004	1.81	110,422,000	110,828,338
2.00%, 11/30/2004	1.42	150,000,000	150,066,621
1.75%, 12/31/2004	1.06	54,000,000	54,057,485
Total U.S. Treasury Notes
(cost $510,318,199)			510,318,199

Repurchase Agreements - 40.2%

ABN AMRO Inc.
dated 10/29/2004, due 11/1/2004 in the amount
of $245,035,933 (fully collateralized by $118,089,000
U.S. Treasury Bills, due 1/20/2005-4/21/2005, and
$111,738,000 U.S. Treasury Bonds, 6.25%, due
8/15/2023, value $249,900,045)	1.76	245,000,000	245,000,000
Banc of America Securities
dated 10/29/2004, due 11/1/2004 in the amount
of $200,029,167 (fully collateralized by
$194,300,000 U.S. Treasury Notes,
6.50%, due 5/15/2005, value $204,524,455)	1.75	200,000,000	200,000,000
Barclays Capital Inc.
dated 10/29/2004, due 11/1/2004 in the amount
of $350,050,417 (fully collateralized by $315,309,000
U.S. Treasury Bills, due 4/7/2005-4/14/2005, and
$34,529,000 U.S. Treasury Notes, 3.375%,
due 1/15/2007, value $357,001,315)	1.73	350,000,000	350,000,000
Credit Suisse First Boston
dated 10/29/2004, due 11/1/2004 in the amount
of $200,029,167 (fully collateralized by
$204,864,000 U.S. Treasury Bills, due 1/20/2005,
value $203,999,474)	1.75	200,000,000	200,000,000
Goldman, Sachs & Co.
dated 10/29/2004, due 11/1/2004 in the amount
of $135,018,000 (fully collateralized by
$17,717,000 U.S. Treasury Bonds
7.625%, due 2/15/2025, and $110,454,000
U.S. Treasury Notes, 3.375%-4.25%
due 9/15/2009-11/15/2013, value $137,700,912)	1.60	135,000,000	135,000,000
J.P. Morgan Securities, Inc.
dated 10/29/2004, due 11/1/2004 in the amount
of $200,029,667 (fully collateralized by
$199,505,000 U.S. Treasury Notes, 1.625%-5.875%,
due 11/15/2004-1/31/2005, value $203,999,649)	1.78	200,000,000	200,000,000
Morgan Stanley Dean Witter & Co. Inc.
dated 10/29/2004, due 11/1/2004 in the amount
of $200,029,667 (fully collateralized by
$383,158,000 U.S. Treasury Strips,
due 11/15/2016-5/15/2019, value $210,120,218)	1.78	200,000,000	200,000,000
UBS Warburg, Inc.
dated 10/29/2004, due 11/1/2004 in the amount
of $200,029,500 (fully collateralized by
$201,749,000 U.S. Treasury Notes, 1.625%-5.875%,
due 11/15/2004-9/30/2005, value $204,140,893)	1.77	200,000,000	200,000,000
Total Repurchase Agreements
(cost $1,730,000,000)			1,730,000,000

Total Investments (cost $4,282,237,199)		99.5%	4,282,237,199
Cash and Receivables (Net)		.5%	22,894,462
Net Assets		100.0%	4,305,131,661

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TREASURY CASH MANAGEMENT

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)